Schedule of Computation of Anti-Dilutive Weighted-Average Shares Outstanding (Q3) (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total options and warrants to purchase common stock	1,185,270	1,526,468	1,185,270	1,526,468	1,505,799,000	1,589,626,000
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total options and warrants to purchase common stock	250,897	364,975	250,897	364,975	344,306,000	304,823,000
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total options and warrants to purchase common stock	934,373	1,161,493	934,373	1,161,493	1,161,493,000	1,284,803,000